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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Diversified Capital Builder Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund and Evergreen Small-Mid Growth Fund, for the quarter ended December 31, 2009. Evergreen Diversified Capital Builder Fund has March 31 fiscal year end. All other funds in this filing have September 30 fiscal year end.

Date of reporting period: December 31, 2009

Item 1 – Schedule of Investments

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FLOATING-RATE 0.0%
Structured Adjustable Rate Mtge. Loan Pass-Through Cert., Ser. 2005-9, Class B8, 1.73%, 05/25/2035 (cost $1,469,441)	$1,514,889	$15,558

CORPORATE BONDS 11.5%
FINANCIALS 0.0%
Consumer Finance 0.0%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	217,500

INDUSTRIALS 7.7%
Electrical Equipment 4.3%
Baldor Electric Co., 8.625%, 02/15/2017	19,500,000	20,036,250
General Cable Corp., 7.125%, 04/01/2017 ρ	7,000,000	6,912,500

		26,948,750

Machinery 3.4%
Actuant Corp., 6.875%, 06/15/2017	16,750,000	16,017,187
SPX Corp., 7.625%, 12/15/2014	4,800,000	4,968,000

		20,985,187

MATERIALS 1.7%
Chemicals 0.9%
Koppers Holdings, Inc., 7.875%, 12/01/2019 144A	5,500,000	5,582,500

Metals & Mining 0.8%
Steel Dynamics, Inc., 8.25%, 04/15/2016	4,600,000	4,812,750

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	500,000	551,250

UTILITIES 2.0%
Electric Utilities 2.0%
NRG Energy, Inc.:
7.375%, 02/01/2016	11,000,000	11,041,250
7.375%, 01/15/2017	1,800,000	1,809,000

		12,850,250

Total Corporate Bonds (cost $70,961,981)		71,948,187

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B-5, 4.75%, 09/25/2018	92,278	24,668
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-3, 4.89%, 12/25/2018	189,973	41,975
Class B-4, 4.89%, 12/26/2018	94,987	13,365
Class B-5, 4.89%, 12/25/2018	190,431	14,488
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%, 05/25/2033	282,258	119,199
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%, 11/25/2036	1,436,213	7,971

		221,666

FLOATING-RATE 0.0%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 3.73%, 06/20/2031	180,424	12,399
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.43%, 02/18/2035	170,046	55,052
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.74%, 05/25/2036	248,925	331
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 4.61%, 03/25/2033	292,507	23,275
PHH Mtge. Capital, LLC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.62%, 07/18/2035	252,180	23,932
Ser. 2005-5, Class B4, 5.53%, 08/18/2035	315,657	15,031

		130,020

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $3,159,914)		351,686

1

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 87.1%
CONSUMER STAPLES 2.2%
Food Products 0.3%
Bunge, Ltd.	35,000	$2,234,050

Household Products 1.5%
Church & Dwight Co.	155,000	9,369,750

Personal Products 0.4%
Estee Lauder Cos., Class A	50,000	2,418,000

ENERGY 19.5%
Energy Equipment & Services 5.0%
Cameron International Corp. *	190,000	7,942,000
Halliburton Co.	50,001	1,504,530
National Oilwell Varco, Inc. *	140,000	6,172,600
Noble Corp.	195,000	7,936,500
Pride International, Inc. *	200,000	6,382,000
Schlumberger, Ltd.	10,000	650,900
Transocean, Ltd. *	5,000	414,000

		31,002,530

Oil, Gas & Consumable Fuels 14.5%
Alpha Natural Resources, Inc. *	130,000	5,639,400
Anadarko Petroleum Corp.	160,000	9,987,200
Apache Corp.	15,000	1,547,550
Cenovus Energy, Inc.	480,000	12,096,000
Consol Energy, Inc.	110,000	5,478,000
EnCana Corp., ADR	480,000	15,547,200
Hess Corp.	30,000	1,815,000
Massey Energy Co.	20,000	840,200
Occidental Petroleum Corp.	200,000	16,270,000
Patriot Coal Corp. * ρ	280,000	4,328,800
Peabody Energy Corp.	200,000	9,042,000
Suncor Energy, Inc.	170,000	6,002,700
XTO Energy, Inc.	40,001	1,861,247

		90,455,297

FINANCIALS 13.9%
Capital Markets 4.6%
Bank of New York Mellon Corp.	540,000	15,103,800
Northern Trust Corp.	260,000	13,624,000

		28,727,800

Commercial Banks 7.9%
PNC Financial Services Group, Inc.	460,000	24,283,400
U.S. Bancorp ρ	1,100,000	24,761,000

		49,044,400

Diversified Financial Services 1.1%
Bank of America Corp.	470,000	7,078,200

Real Estate Investment Trusts (REITs) 0.3%
Saul Centers, Inc.	20,000	655,200
Washington Real Estate Investment Trust	40,000	1,102,000

		1,757,200

HEALTH CARE 14.6%
Biotechnology 1.0%
Gen-Probe, Inc. *	150,000	6,435,000

Health Care Equipment & Supplies 6.0%
Baxter International, Inc.	435,000	25,525,800
St. Jude Medical, Inc. *	330,000	12,137,400

		37,663,200

2

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.8%
Owens & Minor, Inc.	110,000	$4,722,300

Life Sciences Tools & Services 6.8%
Bio-Rad Laboratories, Inc., Class A *	92,000	8,874,320
Covance, Inc. *	100,000	5,457,000
Illumina, Inc. * ρ	100,000	3,065,000
Life Technologies Corp. *	10,000	522,300
Thermo Fisher Scientific, Inc. *	517,000	24,655,730

		42,574,350

INDUSTRIALS 9.1%
Aerospace & Defense 1.3%
Esterline Technologies Corp. *	50,000	2,038,500
United Technologies Corp.	90,000	6,246,900

		8,285,400

Electrical Equipment 2.4%
Ametek, Inc.	65,000	2,485,600
Emerson Electric Co.	215,000	9,159,000
General Cable Corp. * ρ	20,000	588,400
Roper Industries, Inc.	50,000	2,618,500

		14,851,500

Machinery 5.4%
Bucyrus International, Inc.	40,000	2,254,800
Donaldson Co., Inc.	165,000	7,019,100
Flowserve Corp.	175,000	16,542,750
IDEX Corp.	50,000	1,557,500
Joy Global, Inc.	80,000	4,127,200
SPX Corp.	40,000	2,188,000

		33,689,350

INFORMATION TECHNOLOGY 2.7%
Electronic Equipment, Instruments & Components 2.7%
Amphenol Corp., Class A	365,000	16,855,700

MATERIALS 16.2%
Chemicals 6.5%
FMC Corp.	220,000	12,267,200
Koppers Holdings, Inc.	60,000	1,826,400
Monsanto Co.	230,000	18,802,500
Praxair, Inc.	85,000	6,826,350
Sigma-Aldrich Corp.	10,000	505,300

		40,227,750

Containers & Packaging 0.5%
Greif, Inc., Class A	60,000	3,238,800

Metals & Mining 9.2%
Barrick Gold Corp.	115,000	4,528,700
Cliffs Natural Resources, Inc.	250,000	11,522,500
Freeport-McMoRan Copper & Gold, Inc. *	365,000	29,305,850
Nucor Corp.	80,000	3,732,000
Steel Dynamics, Inc.	170,000	3,012,400
United States Steel Corp.	100,000	5,512,000

		57,613,450

3

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 0.9%
Global Crossing, Ltd. *	415,000	$5,913,750

Wireless Telecommunication Services 1.8%
American Tower Corp., Class A *	260,000	11,234,600

UTILITIES 6.2%
Electric Utilities 3.7%
FPL Group, Inc.	40,000	2,112,800
NRG Energy, Inc. *	600,000	14,166,000
Southern Co.	200,000	6,664,000

		22,942,800

Gas Utilities 2.5%
National Fuel Gas Co.	10,000	500,000
Questar Corp.	360,000	14,965,200

		15,465,200

Total Common Stocks (cost $568,569,092)		543,800,377

	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.2%
ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
Patriot Coal Corp., 3.25%, 05/31/2013	$6,100,000	4,925,750

INDUSTRIALS 0.4%
Electrical Equipment 0.4%
General Cable Corp., 1.00%, 10/15/2012 ρ	2,800,000	2,418,500

Total Convertible Debentures (cost $6,887,025)		7,344,250

	Shares	Value

SHORT-TERM INVESTMENTS 5.6%
MUTUAL FUND SHARES 5.6%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	11,230,390	11,230,390
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	12,203,779	12,203,779
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	11,962,886	11,962,886

Total Short-Term Investments (cost $35,397,055)		35,397,055

Total Investments (cost $686,444,508) 105.5%		658,857,113
Other Assets and Liabilities (5.5%)		(34,353,016)

Net Assets 100.0%		$624,504,097

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
MASTR	Mortgage Asset Securitization Transactions, Inc.

4

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $686,444,508. The gross unrealized appreciation and depreciation on securities based on tax cost was $43,361,284 and $70,948,679, respectively, with a net unrealized depreciation of $27,587,395.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$543,800,377	$0	$0	$543,800,377
Mortgage-backed securities	0	367,243	0	367,244
Corporate debt securities	0	79,292,438	0	79,292,437
Short-term investments	35,397,055	0	0	35,397,055

	$579,197,432	$79,659,681	$0	$658,857,113

5

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 16.1%
Distributors 0.6%
LKQ Corp. *	75,000	$1,469,250

Diversified Consumer Services 1.1%
Capella Education Co. * ρ	36,700	2,763,510

Hotels, Restaurants & Leisure 3.5%
California Pizza Kitchen, Inc. *	132,400	1,780,780
P.F. Chang’s China Bistro, Inc. * ρ	76,500	2,900,115
Shuffle Master, Inc. *	208,400	1,717,216
Texas Roadhouse, Inc., Class A *	178,200	2,001,186

		8,399,297

Internet & Catalog Retail 1.1%
Blue Nile, Inc. *	42,980	2,721,923

Media 1.3%
National CineMedia, Inc.	189,026	3,132,161

Specialty Retail 5.2%
Children’s Place Retail Stores, Inc. *	42,800	1,412,828
DSW, Inc., Class A * ρ	107,900	2,792,452
Genesco, Inc. *	66,400	1,823,344
Hibbett Sports, Inc. * ρ	117,300	2,579,427
Lumber Liquidators, Inc.	76,000	2,036,800
Stein Mart, Inc. *	187,700	2,000,882

		12,645,733

Textiles, Apparel & Luxury Goods 3.3%
Iconix Brand Group, Inc. *	166,600	2,107,490
The Warnaco Group, Inc. *	94,300	3,978,517
True Religion Apparel, Inc. *	99,600	1,841,604

		7,927,611

CONSUMER STAPLES 0.5%
Personal Products 0.5%
Chattem, Inc. *	11,612	1,083,399

ENERGY 6.3%
Energy Equipment & Services 1.9%
Core Laboratories NV	17,600	2,078,912
Matrix Service Co. *	224,500	2,390,925

		4,469,837

Oil, Gas & Consumable Fuels 4.4%
Goodrich Petroleum Corp. * ρ	71,400	1,738,590
Newfield Exploration Co. *	36,700	1,770,041
Penn Virginia Corp.	70,100	1,492,429
Petrohawk Energy Corp. *	150,200	3,603,298
World Fuel Services Corp. ρ	80,080	2,145,343

		10,749,701

FINANCIALS 5.9%
Capital Markets 1.5%
Stifel Financial Corp. *	61,965	3,670,807

Commercial Banks 2.4%
First Horizon National Corp. *	222,987	2,988,023
Signature Bank *	90,600	2,890,140

		5,878,163

1

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 2.0%
MSCI, Inc., Class A *	72,900	$2,318,220
Portfolio Recovery Associates, Inc. *	56,600	2,540,208

		4,858,428

HEALTH CARE 17.0%
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc. *	78,500	3,832,370
Incyte Corp. *	343,200	3,126,552
Regeneron Pharmaceuticals, Inc. *	59,900	1,448,382
United Therapeutics Corp. *	32,700	1,721,655

		10,128,959

Health Care Equipment & Supplies 4.0%
Endologix, Inc. *	241,699	1,276,171
Inverness Medical Innovations, Inc. * ρ	78,500	3,258,535
NuVasive, Inc. * ρ	48,900	1,563,822
RTI Biologics, Inc. *	428,954	1,647,183
Wright Medical Group, Inc. *	107,700	2,040,915

		9,786,626

Health Care Providers & Services 4.0%
Clarient, Inc. * ρ	465,500	1,233,575
Genoptix, Inc. * ρ	84,600	3,005,838
HMS Holdings Corp. *	39,300	1,913,517
PSS World Medical, Inc. *	90,600	2,044,842
Psychiatric Solutions, Inc. *	78,000	1,648,920

		9,846,692

Health Care Technology 3.5%
Allscripts-Misys Heathcare Solutions, Inc. * ρ	163,600	3,309,628
MedAssets, Inc. *	139,400	2,956,674
Phase Forward, Inc. *	145,400	2,231,890

		8,498,192

Life Sciences Tools & Services 0.8%
Icon plc, ADR *	84,707	1,840,683

Pharmaceuticals 0.5%
Auxilium Pharmaceuticals, Inc. *	39,800	1,193,204

INDUSTRIALS 15.4%
Aerospace & Defense 1.5%
ARGON ST, Inc. *	122,017	2,650,209
Hexcel Corp. *	75,786	983,703

		3,633,912

Air Freight & Logistics 2.6%
Atlas Air Worldwide Holdings *	96,688	3,601,628
Forward Air Corp.	58,417	1,463,346
UTi Worldwide, Inc.	88,600	1,268,752

		6,333,726

Commercial Services & Supplies 4.6%
Clean Harbors, Inc. *	42,500	2,533,425
EnerNOC, Inc. * ρ	44,878	1,363,843
Steiner Leisure, Ltd. *	66,974	2,662,886
Team, Inc. *	94,748	1,782,210
Waste Connections, Inc. *	82,000	2,733,880

		11,076,244

2

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 1.4%
Pike Electric Corp. *	62,500	$580,000
Quanta Services, Inc. *	137,600	2,867,584

		3,447,584

Electrical Equipment 0.8%
Polypore International, Inc. *	162,137	1,929,430

Machinery 2.3%
Barnes Group, Inc.	88,900	1,502,410
RBC Bearings, Inc. *	96,647	2,351,421
Titan International, Inc. ρ	230,700	1,870,977

		5,724,808

Road & Rail 0.5%
Con-Way, Inc.	32,700	1,141,557

Trading Companies & Distributors 1.7%
Interline Brands, Inc. *	140,023	2,418,197
MSC Industrial Direct Co., Class A	37,700	1,771,900

		4,190,097

INFORMATION TECHNOLOGY 29.1%
Communications Equipment 3.3%
DG FastChannel, Inc. *	76,200	2,128,266
Plantronics, Inc.	111,700	2,901,966
Riverbed Technology, Inc. *	126,300	2,901,111

		7,931,343

Electronic Equipment, Instruments & Components 1.6%
Benchmark Electronics, Inc. *	149,462	2,826,327
DTS, Inc. *	32,000	1,094,720

		3,921,047

Internet Software & Services 9.8%
ComScore, Inc. *	129,356	2,270,198
Constant Contact, Inc. * ρ	98,565	1,577,040
Equinix, Inc. *	42,654	4,527,722
GSI Commerce, Inc. *	43,600	1,107,004
LivePerson, Inc. *	337,907	2,355,212
NIC, Inc.	445,916	4,075,672
Rackspace Hosting, Inc. * ρ	140,400	2,927,340
Support.com, Inc. *	541,049	1,428,369
ValueClick, Inc. *	124,800	1,262,976
Vocus, Inc. *	132,008	2,376,144

		23,907,677

IT Services 2.2%
Alliance Data Systems Corp. * ρ	47,800	3,087,402
CyberSource Corp. *	109,700	2,206,067

		5,293,469

Semiconductors & Semiconductor Equipment 7.4%
Advanced Energy Industries, Inc. *	127,147	1,917,377
Atheros Communications, Inc. *	10,900	373,216
ATMI, Inc. *	120,671	2,246,894
Cavium Networks, Inc. *	119,000	2,835,770
FormFactor, Inc. * ρ	105,600	2,297,856
Mellanox Technologies, Ltd. *	202,284	3,815,076
NetLogic Microsystems, Inc. *	52,300	2,419,398
Rubicon Technology, Inc. * ρ	97,800	1,986,318

		17,891,905

3

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.8%
Concur Technologies, Inc. *	86,978	$3,718,310
Rosetta Stone, Inc. * ρ	67,900	1,218,805
Smith Micro Software, Inc. *	167,700	1,532,778
Taleo Corp., Class A *	124,800	2,935,296
Ultimate Software Group, Inc. *	78,274	2,298,907

		11,704,096

MATERIALS 3.8%
Chemicals 3.3%
Cytec Industries, Inc.	96,600	3,518,172
Intrepid Potash, Inc. * ρ	97,638	2,848,101
Rockwood Holdings, Inc. *	64,652	1,523,201

		7,889,474

Metals & Mining 0.5%
Brush Engineered Materials, Inc. *	66,597	1,234,708

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 1.3%
Cbeyond, Inc. *	206,081	3,245,776

Wireless Telecommunication Services 1.3%
SBA Communications Corp., Class A *	92,300	3,152,968

Total Common Stocks (cost $170,156,205)		234,713,997

SHORT-TERM INVESTMENTS 16.3%
MUTUAL FUND SHARES 16.3%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	11,070,364	11,070,364
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	16,815,383	16,815,383
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	11,792,423	11,792,423

Total Short-Term Investments (cost $39,678,170)		39,678,170

Total Investments (cost $209,834,375) 113.0%		274,392,167
Other Assets and Liabilities (13.0%)		(31,549,591)

Net Assets 100.0%		$242,842,576

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $224,429,176. The gross unrealized appreciation and depreciation on securities based on tax cost was $53,176,686 and $3,213,695 respectively, with a net unrealized appreciation of $49,962,991.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

4

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$234,713,997	$0	$0	$234,713,997
Short-term investments	39,678,170	0	0	39,678,170

	$274,392,167	$0	$0	$274,392,167

5

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 14.9%
Internet & Catalog Retail 7.4%
Amazon.com, Inc. *	190,351	$25,606,017

Media 2.6%
Omnicom Group, Inc.	224,613	8,793,599

Multiline Retail 0.8%
Target Corp.	58,100	2,810,297

Specialty Retail 2.4%
Home Depot, Inc.	184,500	5,337,585
Lowe’s Cos.	119,400	2,792,766

		8,130,351

Textiles, Apparel & Luxury Goods 1.7%
Timberland Co., Class A *	328,100	5,882,833

CONSUMER STAPLES 7.4%
Beverages 4.0%
Coca-Cola Co.	154,666	8,815,962
Diageo plc, ADR	74,040	5,139,116

		13,955,078

Household Products 3.4%
Clorox Co.	94,088	5,739,368
Procter & Gamble Co.	96,435	5,846,854

		11,586,222

ENERGY 4.2%
Energy Equipment & Services 3.8%
Schlumberger, Ltd.	152,200	9,906,698
Weatherford International, Ltd. *	165,800	2,969,478

		12,876,176

Oil, Gas & Consumable Fuels 0.4%
Chevron Corp.	9,496	731,097
ConocoPhillips	15,103	771,310

		1,502,407

FINANCIALS 16.2%
Capital Markets 4.3%
Legg Mason, Inc.	321,148	9,685,824
SEI Investments Co.	286,101	5,012,489

		14,698,313

Consumer Finance 11.2%
American Express Co.	369,100	14,955,932
Visa, Inc., Class A ρ	268,300	23,465,518

		38,421,450

Insurance 0.7%
Marsh & McLennan Cos.	115,148	2,542,468

HEALTH CARE 19.8%
Biotechnology 8.1%
Amgen, Inc. *	226,800	12,830,076
Biogen Idec, Inc. *	276,855	14,811,743

		27,641,819

Health Care Equipment & Supplies 5.2%
Medtronic, Inc.	159,847	7,030,071
Zimmer Holdings, Inc. *	182,019	10,759,143

		17,789,214

1

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.9%
WellPoint, Inc. *	54,223	$3,160,659

Pharmaceuticals 5.6%
Merck & Co., Inc.	213,108	7,786,966
Novartis AG, ADR	212,723	11,578,513

		19,365,479

INDUSTRIALS 7.2%
Air Freight & Logistics 7.2%
Expeditors International of Washington, Inc.	318,800	11,071,924
United Parcel Service, Inc., Class B	239,900	13,763,063

		24,834,987

INFORMATION TECHNOLOGY 29.8%
Communications Equipment 6.1%
Cisco Systems, Inc. *	462,300	11,067,462
QUALCOMM, Inc.	215,458	9,967,087

		21,034,549

Internet Software & Services 7.7%
Google, Inc., Class A *	42,580	26,398,748

IT Services 1.5%
Automatic Data Processing, Inc.	119,793	5,129,536

Semiconductors & Semiconductor Equipment 4.4%
Altera Corp.	496,814	11,242,901
Analog Devices, Inc.	115,400	3,644,332

		14,887,233

Software 10.1%
FactSet Research Systems, Inc.	150,900	9,939,783
Microsoft Corp.	307,799	9,384,792
Oracle Corp.	628,028	15,411,807

		34,736,382

Total Common Stocks (cost $285,287,791)		341,783,817

SHORT-TERM INVESTMENTS 6.5%
MUTUAL FUND SHARES 6.5%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	5,710,828	5,710,828
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	6,205,812	6,205,812
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.08% q ø	4,339,873	4,339,873
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	6,083,314	6,083,314

Total Short-Term Investments (cost $22,339,827)		22,339,827

Total Investments (cost $307,627,618) 106.0%		364,123,644
Other Assets and Liabilities (6.0%)		(20,462,209)

Net Assets 100.0%		$343,661,435

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

2

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $308,363,004. The gross unrealized appreciation and depreciation on securities based on tax cost was $70,916,436 and $15,155,796, respectively, with a net unrealized appreciation of $55,760,640.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$341,783,817	$0	$0	$341,783,817
Short-term investments	22,339,827	0	0	22,339,827

	$364,123,644	$0	$0	$364,123,644

3

EVERGREEN MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 19.7%
Diversified Consumer Services 2.7%
ITT Educational Services, Inc. *	24,000	$2,303,040
Strayer Education, Inc. ρ	31,500	6,693,435

		8,996,475

Hotels, Restaurants & Leisure 1.5%
WMS Industries, Inc. *	129,600	5,184,000

Internet & Catalog Retail 3.5%
Liberty Media Holding Corp. – Interactive, Ser. A *	297,400	3,223,816
priceline.com, Inc. *	40,200	8,783,700

		12,007,516

Media 2.2%
Marvel Entertainment, Inc. *	141,100	7,630,688

Specialty Retail 4.5%
Aeropostale, Inc. *	127,500	4,341,375
Chico’s FAS, Inc. *	522,700	7,343,935
Ross Stores, Inc.	81,400	3,476,594

		15,161,904

Textiles, Apparel & Luxury Goods 5.3%
Coach, Inc.	210,422	7,686,716
Deckers Outdoor Corp. *	29,100	2,960,052
Hanesbrands, Inc. *	305,700	7,370,427

		18,017,195

CONSUMER STAPLES 6.2%
Food & Staples Retailing 1.7%
Whole Foods Market, Inc. *	211,500	5,805,675

Food Products 2.5%
Del Monte Foods Co.	403,400	4,574,556
Hershey Co.	109,600	3,922,584

		8,497,140

Household Products 2.0%
Church & Dwight Co.	74,900	4,527,705
Energizer Holdings, Inc. *	34,900	2,138,672

		6,666,377

ENERGY 4.0%
Energy Equipment & Services 4.0%
Cameron International Corp. *	128,200	5,358,760
National Oilwell Varco, Inc. *	108,500	4,783,765
Oceaneering International, Inc. *	59,301	3,470,279

		13,612,804

FINANCIALS 5.8%
Capital Markets 3.3%
BlackRock, Inc. ρ	18,000	4,179,600
INVESCO, Ltd.	305,900	7,185,591

		11,365,191

Insurance 1.5%
Torchmark Corp.	52,400	2,302,980
Unum Group	135,800	2,650,816

		4,953,796

Real Estate Investment Trusts (REITs) 1.0%
Health Care REIT, Inc.	79,400	3,519,008

1

EVERGREEN MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 11.8%
Biotechnology 1.1%
Alexion Pharmaceuticals, Inc. *	76,000	$3,710,320

Health Care Equipment & Supplies 5.1%
Becton, Dickinson & Co.	51,600	4,069,176
Edwards Lifesciences Corp. *	46,400	4,029,840
Inverness Medical Innovations, Inc. *	129,300	5,367,243
St. Jude Medical, Inc. *	102,200	3,758,916

		17,225,175

Health Care Providers & Services 2.8%
Express Scripts, Inc. *	64,900	5,610,605
Medco Health Solutions, Inc. *	61,400	3,924,074

		9,534,679

Life Sciences Tools & Services 1.7%
Life Technologies Corp. *	109,300	5,708,739

Pharmaceuticals 1.1%
Forest Laboratories, Inc. *	121,100	3,888,521

INDUSTRIALS 16.5%
Aerospace & Defense 3.2%
Goodrich Corp.	95,700	6,148,725
ITT Corp.	95,900	4,770,066

		10,918,791

Construction & Engineering 1.7%
Jacobs Engineering Group, Inc. *	152,200	5,724,242

Electrical Equipment 3.4%
Cooper Industries plc	133,100	5,675,384
GrafTech International, Ltd. *	374,100	5,817,255

		11,492,639

Machinery 4.5%
Cummins, Inc.	104,400	4,787,784
Joy Global, Inc.	94,700	4,885,573
Pall Corp.	158,100	5,723,220

		15,396,577

Professional Services 2.1%
Dun & Bradstreet Corp.	86,100	7,264,257

Trading Companies & Distributors 1.6%
W.W. Grainger, Inc.	56,100	5,432,163

INFORMATION TECHNOLOGY 22.3%
Communications Equipment 4.5%
F5 Networks, Inc. *	167,928	8,896,825
NICE-Systems, Ltd., ADS *	212,100	6,583,584

		15,480,409

Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., Class A	87,200	4,026,896

IT Services 7.1%
Cognizant Technology Solutions Corp., Class A *	198,000	8,969,400
Fiserv, Inc. *	69,100	3,349,968
Global Payments, Inc.	124,600	6,710,956
SAIC, Inc. *	171,300	3,244,422
Western Union Co.	95,900	1,807,715

		24,082,461

2

EVERGREEN MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 6.4%
Altera Corp.	333,000	$7,535,790
Broadcom Corp., Class A *	209,400	6,585,630
Marvell Technology Group, Ltd. *	368,100	7,638,075

		21,759,495

Software 3.1%
Ansys, Inc. *	167,100	7,262,166
McAfee, Inc. *	78,200	3,172,574

		10,434,740

MATERIALS 7.2%
Chemicals 4.9%
Agrium, Inc. ρ	109,200	6,715,800
Airgas, Inc.	105,700	5,031,320
CF Industries Holdings, Inc.	54,300	4,929,354

		16,676,474

Metals & Mining 2.3%
Steel Dynamics, Inc.	452,800	8,023,616

TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
American Tower Corp., Class A *	125,400	5,418,534

UTILITIES 1.8%
Electric Utilities 0.8%
CMS Energy Corp.	171,100	2,679,426

Independent Power Producers & Energy Traders 1.0%
AES Corp. *	251,600	3,348,796

Total Common Stocks (cost $294,421,809)		329,644,719

SHORT-TERM INVESTMENTS 6.6%
MUTUAL FUND SHARES 6.6%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	3,756,809	3,756,809
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	14,710,456	14,710,456
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	4,001,844	4,001,844

Total Short-Term Investments (cost $22,469,109)		22,469,109

Total Investments (cost $316,890,918) 103.5%		352,113,828
Other Assets and Liabilities (3.5%)		(11,911,360)

Net Assets 100.0%		$340,202,468

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADS	American Depository Shares

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $317,383,616. The gross unrealized appreciation and depreciation on securities based on tax cost was $49,430,166 and $14,699,954, respectively, with a net unrealized appreciation of $34,730,212.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

3

EVERGREEN MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$329,644,719	$0	$0	$329,644,719
Short-term investments	22,469,109	0	0	22,469,109

	$352,113,828	$0	$0	$352,113,828

4

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 18.0%
Internet & Catalog Retail 11.7%
Amazon.com, Inc. *	344,229	$46,305,685
Blue Nile, Inc. * ρ	448,184	28,383,493

		74,689,178

Media 1.8%
Omnicom Group, Inc.	299,790	11,736,778

Multiline Retail 0.8%
Target Corp.	99,602	4,817,749

Specialty Retail 0.8%
Home Depot, Inc.	171,750	4,968,728

Textiles, Apparel & Luxury Goods 2.9%
Timberland Co., Class A *	1,022,750	18,337,907

CONSUMER STAPLES 5.5%
Beverages 0.8%
Coca-Cola Co.	92,639	5,280,423

Food Products 2.4%
McCormick & Co., Inc.	427,450	15,443,768

Household Products 2.3%
Clorox Co.	164,619	10,041,759
Procter & Gamble Co.	76,792	4,655,899

		14,697,658

ENERGY 4.2%
Energy Equipment & Services 3.8%
Schlumberger, Ltd.	289,018	18,812,182
Weatherford International, Ltd. *	308,700	5,528,817

		24,340,999

Oil, Gas & Consumable Fuels 0.4%
Chevron Corp.	16,092	1,238,923
ConocoPhillips	22,033	1,125,225

		2,364,148

FINANCIALS 17.7%
Capital Markets 6.8%
Legg Mason, Inc. ρ	626,467	18,894,245
SEI Investments Co.	1,386,655	24,294,195

		43,188,440

Consumer Finance 8.0%
American Express Co.	364,600	14,773,592
Visa, Inc., Class A ρ	413,800	36,190,948

		50,964,540

Diversified Financial Services 2.1%
MSCI, Inc., Class A *	415,200	13,203,360

Insurance 0.8%
Marsh & McLennan Cos.	239,287	5,283,457

HEALTH CARE 17.5%
Biotechnology 7.4%
Amgen, Inc. *	337,006	19,064,429
Biogen Idec, Inc. *	522,763	27,967,821

		47,032,250

1

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 5.0%
Medtronic, Inc.	227,118	$9,988,649
Zimmer Holdings, Inc. *	371,643	21,967,818

		31,956,467

Health Care Providers & Services 0.5%
WellPoint, Inc. *	51,207	2,984,856

Pharmaceuticals 4.6%
Merck & Co., Inc.	302,084	11,038,150
Novartis AG, ADR	342,963	18,667,476

		29,705,626

INDUSTRIALS 7.1%
Air Freight & Logistics 6.9%
Expeditors International of Washington, Inc.	839,261	29,147,535
United Parcel Service, Inc., Class B	257,300	14,761,301

		43,908,836

Professional Services 0.2%
Verisk Analytics, Inc., Class A *	45,100	1,365,628

INFORMATION TECHNOLOGY 29.3%
Communications Equipment 4.7%
Cisco Systems, Inc. *	490,315	11,738,141
QUALCOMM, Inc.	388,784	17,985,148

		29,723,289

Internet Software & Services 5.9%
Google, Inc., Class A *	60,735	37,654,485

IT Services 1.2%
Automatic Data Processing, Inc.	179,947	7,705,331

Semiconductors & Semiconductor Equipment 7.1%
Altera Corp.	1,279,974	28,965,812
Analog Devices, Inc.	217,000	6,852,860
Linear Technology Corp. ρ	313,200	9,565,128

		45,383,800

Software 10.4%
FactSet Research Systems, Inc. ρ	400,700	26,394,109
Microsoft Corp.	439,585	13,402,946
Oracle Corp. *	1,066,631	26,175,125

		65,972,180

Total Common Stocks (cost $523,057,276)		632,709,881

SHORT-TERM INVESTMENTS 13.4%
MUTUAL FUND SHARES 13.4%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	24,950,495	24,950,495
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	27,113,095	27,113,095
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.08% q ø	6,669,585	6,669,585
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	26,577,879	26,577,879

Total Short-Term Investments (cost $85,311,054)		85,311,054

Total Investments (cost $608,368,330) 112.7%		718,020,935
Other Assets and Liabilities (12.7%)		(81,023,197)

Net Assets 100.0%		$636,997,738

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $610,053,173. The gross unrealized appreciation and depreciation on securities based on tax cost was $140,950,238 and $32,982,476, respectively, with a net unrealized appreciation of $107,967,762.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$632,709,881	$0	$0	$632,709,881
Short-term investments	85,311,054	0	0	85,311,054

	$718,020,935	$0	$0	$718,020,935

3

EVERGREEN SMALL-MID GROWTH FUND
SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 95.5%
CONSUMER DISCRETIONARY 21.4%
Diversified Consumer Services 3.7%
Capella Education Co. *	12,857	$968,132
Strayer Education, Inc. ρ	3,800	807,462

		1,775,594

Hotels, Restaurants & Leisure 3.4%
Buffalo Wild Wings, Inc. *	23,948	964,386
Penn National Gaming, Inc. *	24,100	655,038

		1,619,424

Internet & Catalog Retail 2.3%
priceline.com, Inc. *	5,100	1,114,350

Specialty Retail 7.2%
Aeropostale, Inc. *	23,000	783,150
Chico’s FAS, Inc. *	72,700	1,021,435
Guess?, Inc.	25,100	1,061,730
O’Reilly Automotive, Inc. *	15,700	598,484

		3,464,799

Textiles, Apparel & Luxury Goods 4.8%
Hanesbrands, Inc. *	53,000	1,277,830
Lululemon Athletica, Inc * ρ	34,500	1,038,450

		2,316,280

CONSUMER STAPLES 2.2%
Personal Products 2.2%
Alberto-Culver Co.	36,400	1,066,156

ENERGY 6.7%
Oil, Gas & Consumable Fuels 6.7%
Continental Resources, Inc. *	29,000	1,243,810
Denbury Resources, Inc. *	48,177	713,020
Southwestern Energy Co. *	25,956	1,251,079

		3,207,909

FINANCIALS 3.7%
Capital Markets 2.3%
INVESCO, Ltd.	48,700	1,143,963

Thrifts & Mortgage Finance 1.4%
NewAlliance Bancshares, Inc.	55,200	662,952

HEALTH CARE 15.1%
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc. *	15,900	776,238
Myriad Genetics, Inc. *	21,200	553,320

		1,329,558

Health Care Equipment & Supplies 1.8%
ResMed, Inc. *	16,400	857,228

Life Sciences Tools & Services 5.3%
AMAG Pharmaceuticals, Inc. *	11,500	437,345
Life Technologies Corp. *	23,300	1,216,959
Qiagen NV *	40,000	892,800

		2,547,104

Pharmaceuticals 5.3%
King Pharmaceuticals, Inc. *	62,800	770,556
Shire, Ltd., ADS	13,700	804,190
Warner Chilcott plc *	34,400	979,368

		2,554,114

1

EVERGREEN SMALL-MID GROWTH FUND
SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 14.7%
Commercial Services & Supplies 2.5%
Corrections Corporation of America *	28,700	$704,585
EnerNOC, Inc. *	16,700	507,513

		1,212,098

Electrical Equipment 5.3%
EnerSys, Inc. *	39,900	872,613
General Cable Corp. *	26,500	779,630
Roper Industries, Inc.	17,440	913,333

		2,565,576

Machinery 1.5%
Wabtec	16,900	690,196

Professional Services 3.5%
Dun & Bradstreet Corp.	8,400	708,708
FTI Consulting, Inc. *	15,638	737,488
IFC International, Inc.	9,000	241,200

		1,687,396

Trading Companies & Distributors 1.9%
MSC Industrial Direct Co., Class A	19,425	912,975

INFORMATION TECHNOLOGY 25.4%
Communications Equipment 4.9%
F5 Networks, Inc. *	26,857	1,422,884
NICE-Systems, Ltd., ADS *	29,808	925,240

		2,348,124

Computers & Peripherals 3.0%
Quantum Corp. *	280,100	820,693
Synaptics, Inc. * ρ	20,800	637,520

		1,458,213

Electronic Equipment, Instruments & Components 4.1%
Flir Systems, Inc. *	31,400	1,027,408
Itron, Inc. *	14,132	954,900

		1,982,308

Internet Software & Services 1.4%
VistaPrint, Ltd. * ρ	12,100	685,586

IT Services 2.2%
Syntel, Inc.	27,669	1,052,252

Semiconductors & Semiconductor Equipment 7.2%
Monolithic Power Systems, Inc. *	37,794	905,922
NetLogic Microsystems, Inc. *	26,800	1,239,768
Power Integrations, Inc. *	36,300	1,319,868

		3,465,558

Software 2.6%
Ansys, Inc. *	28,400	1,234,264

MATERIALS 4.7%
Chemicals 3.7%
CF Industries Holdings, Inc.	10,900	989,502
Scotts Miracle-Gro Co., Class A	20,200	794,062

		1,783,564

Metals & Mining 1.0%
Steel Dynamics, Inc.	26,400	467,808

2

EVERGREEN SMALL-MID GROWTH FUND
SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
NII Holdings, Inc. *	22,600	$758,908

Total Common Stocks (cost $35,711,107)		45,964,257

EXCHANGE TRADED FUND 1.5%
iShares Russell 2000 Growth Index Fund ρ (cost $693,392)	10,776	733,522

SHORT-TERM INVESTMENTS 10.1%
MUTUAL FUND SHARES 10.1%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	1,098,665	1,098,665
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	2,622,244	2,622,244
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	1,170,325	1,170,325

Total Short-Term Investments (cost $4,891,234)		4,891,234

Total Investments (cost $41,295,733) 107.1%		51,589,013
Other Assets and Liabilities (7.1%)		(3,442,246)

Net Assets 100.0%		$48,146,767

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADS	American Depository Shares

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $42,368,750. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,384,012 and $1,163,749, respectively, with a net unrealized appreciation of $9,220,263.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EVERGREEN SMALL-MID GROWTH FUND
SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$45,964,257	$0	$0	$45,964,257
Other	733,522	0	0	733,522
Short-term investments	4,891,234	0	0	4,891,234

	$51,589,013	$0	$0	$51,589,013

4

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: February 25, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: February 25, 2010